Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) $ in Millions	Dec. 31, 2020 USD ($)
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred gain on disposal	$ 0.2